REPORT TO SHAREHOLDERS
June 30, 2000


ARTHUR D. ALLY
-------------------------------------------------------------------------------

       Dear Shareholder:

       I am pleased to report that all four of our funds are performing very well in this unsettled market environment. It certainly looks as if some measure of sanity has finally returned to the stock market, a trend that we believe could be dominant for the foreseeable future.

       As I have stated in the past, the key to good investment results is good investment management and we feel blessed to have quality, top-tier firms managing our various funds. Our plan is to continue to expand our family of funds in order to give our shareholders a wide variety of investment options but to only do so if we can secure the services of highly respected successful money management firms.

       While economics and investment returns are important, we are called to a higher mission. My concern is that the moral decay represented by abortion, pornography and the growing trend of non-married lifestyles have been around so long that we might be getting used to it. The outrage and brokenness over these issues that we previously felt seems to have eroded into tolerance and acceptance.

       Let me make one thing perfectly clear: our Lord commands us to love the sinner (and we do) but to detest the sin (and we do.) As a result, companies that see fit to support or fund practices that are leading to the moral destruction of America will find that Timothy has a zero tolerance for owning shares of their stock. Scripture admonishes us to "come out from among them and be separate" and we intend to continue to do just that.

       Just as it appears that the market may be returning to some measure of sanity, our prayer is that our culture will follow suit and avoid collapsing into a moral abyss. I believe we truly are in a war for the soul of America. Thank you for partnering with us in this endeavor.

       Sincerely,

       /s/ Arthur D. Ally

       Arthur D. Ally
       President

                     [This page left intentionally blank.]

                               THE TIMOTHY PLAN
                             small-cap value fund


 Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 3

SCHEDULE OF INVESTMENTS
As of June 30, 2000 (Unaudited)

COMMON STOCKS - 79.15%
-----------------------------------------------------------------------------------------------------------
number of shares                                                                              market value
-----------------------------------------------------------------------------------------------------------
                    BANKS - 3.08%
        40,000      Capital Crossing Bank *.........................................           $  410,000
        35,000      North Fork Bancorp..............................................              540,312
                                                                                               ----------
                                                                                                  950,312
                                                                                               ----------
                    BROADCASTING - 2.03%
        15,000      American Tower Corp, Class A *..................................              625,313
                                                                                               ----------
                    COMMERCIAL SERVICES - 7.07%
        69,500      Health Mgmt. Systems Inc. * ....................................              217,187
        20,000      Iron Mountain *.................................................              656,250
        23,000      Nova Corp/Georgia *.............................................              642,563
         7,000      StarTek, Inc. *.................................................              352,625
        10,000      Teletech *......................................................              310,625
                                                                                               ----------
                                                                                                2,179,250
                                                                                               ----------
                    COMPONENTS - 1.61%
        23,000      Kaydon Corp.....................................................              497,375
                                                                                               ----------

                    COMPUTER SERVICES AND SOFTWARE - 5.79%
        15,000      Affiliated Computer Services, Inc., Class A *...................              495,937
        35,000      New Horizons Worldwide, Inc. *..................................              813,204
        15,500      The Descartes Systems Group, Inc. *.............................              476,625
                                                                                               ----------
                                                                                                1,785.766
                                                                                               ----------
                    COMPUTER HARDWARE - 4.37%
        10,000      Kronos, Inc. *..................................................              260,000
        40,000      Maxtor Corp. *..................................................              422,500
        60,000      Quantum Corp-Hard Disk Drive Group *............................              663,750
                                                                                               ----------
                                                                                                1,346,250
                                                                                               ----------

                    COMPUTER SYSTEMS - 2.01%
         7,000      Silicon Storage *...............................................              618,188
                                                                                               ----------

                    CONSULTING SERVICES - 1.13%
         7,000      BARRA, Inc. *...................................................              346,937
                                                                                               ----------

                    DIVERSIFIED SERVICES - 5.81%
        10,000      F.Y.I., Inc. *..................................................              336,875
        30,000      Korn & Ferry International *....................................              952,500
        45,000      Ventiv Health, Inc. *...........................................              500,625
                                                                                               ----------
                                                                                                1,790,000
                                                                                               ----------

                    ELECTRONIC EQUIPMENT - 3.50%
        25,000      C-Cube Microsystems *...........................................              490,625
        13,000      Research in Motion *............................................              588,250
                                                                                               ----------
                                                                                                1,078,875
                                                                                               ----------

 Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 4

SCHEDULE OF INVESTMENTS
As of June 30, 2000 (Unaudited)

COMMON STOCKS - 79.15% (cont.)
-----------------------------------------------------------------------------------------------------------
number of shares                                                                              market value
-----------------------------------------------------------------------------------------------------------
                    FINANCIAL SERVICES - 8.63%
        58,900      Doral Financial Corp ...........................................          $   673,669
        50,000      Investor's Financial Services Corp..............................            1,984,375
                                                                                              -----------
                                                                                                2,658,044
                                                                                              -----------

                    FOOD & BEVERAGE - 1.56%
        18,000      Corn Products Intl..............................................              480,375
                                                                                              -----------

                    INSURANCE - 3.11%
        25,000      Annuity and Life Reinsurance (HLDGS) Ltd........................              612,500
        25,000      Presidential Life Corp..........................................              346,875
                                                                                              -----------
                                                                                                  959,375
                                                                                              -----------
                    INTERNET SERVICES - .73%
        54,000      Audible, Inc. *.................................................              224,440
                                                                                              -----------

                    INVESTMENT SERVICES - 3.45%
        25,000      Investment Technology Group.....................................            1,064,063
                                                                                              -----------

                    MACHINERY, GENERAL INDUSTRIAL - 2.01%
        14,000      Astec Industries, Inc.*.........................................              355,250
         6,000      Zebra Tech Class A*.............................................              265,875
                                                                                              -----------
                                                                                                  621,125
                                                                                              -----------

                    MANUFACTURING, WIRE & CABLE - 1.23%
        10,000      CommScope, Inc.*................................................              380,000
                                                                                              -----------

                    MATERIALS & CONSTRUCTION - 2.10%
        16,000      Martin Marietta Materials, Inc..................................              648,000
                                                                                              -----------

                    MEDIA - 1.65%
        42,500      Avid Technology, Inc.*..........................................              510,000
                                                                                              -----------

                    PRINTING - .78%
        18,300      Printronix, Inc.*...............................................              240,187
                                                                                              -----------

                    PUBLISHING - 8.66%
        15,500      Houghton Mifflin Co.............................................              723,656
        27,400      Penton Media, Inc. .............................................              955,575
        44,000      Wiley (John) & Sons, Inc. Class A...............................              990,000
                                                                                              -----------
                                                                                                2,669,231
                                                                                              -----------
                    RETAIL STORES - 1.09%
        60,000      Bradlees Inc. *.................................................              337,500
                                                                                              -----------

 Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 5

SCHEDULE OF INVESTMENTS
As of June 30, 2000 (Unaudited)

COMMON STOCKS - 79.15% (cont.)
-----------------------------------------------------------------------------------------------------------
number of shares                                                                              market value
-----------------------------------------------------------------------------------------------------------
                    SEMI CONDUCTORS - 3.54%
        16,500      LTX Corp. *.....................................................         $    576,469
        35,000      S3 Incorporated *...............................................              516,250
                                                                                             ------------
                                                                                                1,092,719
                                                                                             ------------

                    TELECOMMUNICATIONS - 4.21%
        35,000      Alaska Communications Group, Inc. *.............................              363,125
        35,000      Ancor Communications *..........................................              715,312
         8,798      Harmonic, Inc. *................................................              219,950
                                                                                             ------------
                                                                                                1,298,387
                                                                                             ------------

                    Total Common Stocks (cost $20,347,157)..........................         $ 24,401,712
                                                                                             ------------

                    WARRANTS - 0.00%
            53      Morrison Knuesen................................................                  106
                                                                                             ------------

                    SHORT-TERM INVESTMENTS - 20.78%
     6,406,094      Firstar Bank Treasury Fund (cost $6,406,094)....................            6,406,094
                                                                                             ------------

                    TOTAL INVESTMENTS - 99.93% (identified cost $26,753,250)........         $ 30,807,912
                                                                                             ------------

                    OTHER ASSETS AND LIABILITIES, NET - 0.07% ......................               22,191

                    NET ASSETS - 100% ..............................................         $ 30,830,103
                                                                                             ------------

*    Non-income producing securities.
The accompanying notes are an integral part of these financial statements.

 Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 6

STATEMENT OF ASSETS AND LIABILITIES
For the Period Ended June 30, 2000 (Unaudited) and the Period Ended December 31, 1999(A)

ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------
       Investments in Securities at Market at Value (identified cost $26,753,250) [NOTE 1].  $ 30,807,912
       Cash................................................................................       139,963
       Receivables:
         Interest..........................................................................        29,540
         Dividends.........................................................................         7,505
         Fund Shares Sold..................................................................       277,769
         Due from Advisor..................................................................       110,656
         Investments Sold..................................................................       149,995
         Other Assets......................................................................       139,805
                                                                                             ------------
       Total Assets........................................................................  $ 31,663,145
                                                                                             ------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       Payable for Shares Purchased........................................................       409,719
       Payable for Investments Purchase....................................................       368,646
       Accrued Expenses....................................................................        28,535
       Accrued Service Fee.................................................................         1,660
       Other Payable.......................................................................        24,482
                                                                                             ------------
       Total Liabilities ..................................................................  $    833,042
                                                                                             ------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       Class A Shares:
         Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
         1,081,377 shares outstanding).....................................................    14,552,938
         Net Asset Value and Redemption Price Per Class A Share ($14,552,938/
         1,081,377 shares).................................................................         13.46
         Offering Price Per Share ($13.46/0.945)...........................................         14.24
       Class B Shares:
         Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
         1,248,090 shares outstanding).....................................................    16,277,165
         Net Asset Value and Offering Price Per Class B Share ($16,277,165/1,248,090
         shares)...........................................................................         13.04
         Redemption Price Per Share ($13.04 x 0.95)........................................         12.39

       Net Assets .........................................................................  $ 30,830,103
                                                                                             ------------

SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       At June 20, 2000, Net Assets Consisted of:
         Paid-in Capital...................................................................    26,124,108
         Net Accumulated Undistributed Investment Income...................................      (138,960)
         Net Accumulated Realized Gain on Investment.......................................       790,293
         Net Unrealized Appreciation in Value of Investments ..............................     4,054,662
                                                                                             ------------
       Net Assets .........................................................................  $ 30,830,103
                                                                                             ------------

 Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 7

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)


INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
                                                                                                    amount
----------------------------------------------------------------------------------------------------------
       Interest.....................................................................       $       50,068
       Dividends....................................................................              161,059
                                                                                              -----------
       Total Investment Income......................................................       $      211,127
                                                                                              -----------

EXPENSES
----------------------------------------------------------------------------------------------------------
                                                                                                   amount
----------------------------------------------------------------------------------------------------------
       Investment Advisory Fees [NOTE 3]............................................              127,263
       Transfer Agent Fees (Class A = $11,438, Class B = $12,303, Class C = $189)...               23,930
       Administration Fees..........................................................                4,246
       12b-1 Fees (Class A = $17,891, Class B = $57,736, Class C = $881) [NOTE 3]...               76,508
       Accounting Fees..............................................................               15,795
       Registration Fees............................................................                9,728
       Custodian Fees...............................................................                4,377
       Printing Expense.............................................................                9,728
       Out of Pocket Expense........................................................               29,183
       Services Fees  (Class B = $19,245, Class C = $294) [NOTE 3]..................               19,539
       Auditing Fees................................................................                4,864
       Insurance Expense............................................................                5,763
       Legal Expense................................................................               12,840
       Miscellaneous Expense........................................................                6,323
                                                                                              -----------

       Total Expenses...............................................................       $      350,087
                                                                                              -----------
       Net Investment Loss..........................................................       $     (138,960)
                                                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
                                                                                                   amount
----------------------------------------------------------------------------------------------------------
       Net Realized Gain on Investments.............................................            4,136,596
       Change in Unrealized Appreciation of Investments ............................           (1,324,974)
                                                                                              -----------
       Net Realized and Unrealized Gain (Loss) on Investments.......................            2,811,622
                                                                                              ===========
       Increase in Net Assets Resulting from Operations ............................       $    2,672,662
                                                                                              -----------

The accompanying notes are an integral part of these financial statements.

  Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report)-page 8

STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2000 and Year Ended December 31, 1999

INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                six months ended     year ended
                                                                                                  June 20 2000     Dec. 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
       Operations:
       Net Investment Loss..................................................................     $     (138,960)   $     (153,596)
       Net Change in Unrealized Appreciation of Investments.................................         (1,324,974)        5,469,363
       Net Realized Loss on Investments.....................................................          4,136,596        (2,321,822)
                                                                                                    -----------       -----------
       Increase (Decrease) in Net Assets (resulting from operations)........................          2,672,662         2,993,945
                                                                                                    -----------       -----------

       Distributions to Shareholders:
       Net Capital Gains:
         Class A............................................................................              -----             -----
         Class B............................................................................              -----             -----
         Class C............................................................................              -----             -----
                                                                                                    -----------       -----------
       Total Net Decrease...................................................................              -----             -----
                                                                                                    -----------       -----------

       Capital Share Transaction:
       Proceeds from Shares Sold:
         Class A............................................................................          1,523,066         3,121,258
         Class B............................................................................          1,990,501         2,412,768
         Class C............................................................................            208,478           157,951
       Dividend Reinvested:
         Class A ...........................................................................              -----             -----
         Class B............................................................................              -----             -----
         Class C............................................................................              -----             -----
       Cost of Shares Redeemed:
         Class A............................................................................         (1,634,665)       (4,460,818)
         Class B............................................................................         (1,420,132)       (3,732,982)
         Class C............................................................................           (357,732)          (45,938)
       Increase (Decrease) in Net Assets (resulting from capital share transactions)........     $      309,516    $    2,547,761
                                                                                                    -----------       -----------
       Total Increase in Net Assets.........................................................     $    2,982,178    $      446,184
                                                                                                    ===========       ===========

       Net Assets:
       Beginning of Year....................................................................         27,847,925        27,401,741
       End of Year (including accumulated undistributed net investment loss of $138,96).....     $   30,830,103    $   27,847,925
                                                                                                    ===========       ===========

       Shares of Capital Stock of the Fund Sold and Redeemed:
       Shares Sold:
         Class A ...........................................................................            114,264           293,144
         Class B............................................................................            151,255           251,060
         Class C............................................................................             19,040            16,311
       Shares Reinvested:
         Class A............................................................................              -----             -----
         Class B............................................................................              -----             -----
         Class C............................................................................              -----             -----
       Shares Redeemed:
         Class A............................................................................           (123,843)         (421,383)
         Class B............................................................................           (111,077)         (362,823)
         Class C............................................................................            (30,224)           (5,127)
                                                                                                    -----------       -----------
       Net Increase (Decrease) in Number of Shares Outstanding..............................             19,415          (228,818)
                                                                                                    ===========       ===========

 Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 9

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL-CAP VALUE FUND - CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                    six months
                                                                      ended       year      year       year      year
                                                                     06/30/00     ended     ended      ended     ended
                                                                    (Unaudited)  12/31/99  12/31/98   12/31/97  12/31/96
------------------------------------------------------------------------------------------------------------------------
       Per Share Operating Performance:
       Net Asset Value, Beginning................................    $  12.26    $  10.89  $  12.25   $  11.24  $  10.07

       Income from Investment Operations:
         Net Investment Income...................................       (0.04)      (0.02)     0.01       0.02      0.10
       Net Realized and Unrealized Gain (Loss) on Investments....        1.24        1.39     (1.30)      2.37      1.17
                                                                     --------    --------  --------   --------  --------
         Total from Investment Operations........................        1.20        1.37     (1.29)      2.39      1.27
                                                                     --------    --------  --------   --------  --------

       Less Distributions:
         Dividends from Realized Gains...........................       -----       -----     (0.07)     (1.38)    -----
         Dividends from Net Investment Income....................       -----       -----     -----      -----     (0.10)
                                                                     --------    --------  --------   --------  --------
         Total Distribution......................................       -----       -----     (0.07)     (1.38)    (0.10)
                                                                     --------    --------  --------   --------  --------

       Net Asset Value at End of Year............................    $  13.46    $  12.26  $  10.89   $  12.25  $  11.24
                                                                     ========    ========  ========   ========  ========

       Total Return (A) (B)......................................        9.79%      12.58%   (10.50%)    21.35%    12.59%

       Ratios/Supplemental Data:
       Net Assets, End of Period (in 000s).......................    $ 14,553    $ 13,377  $ 13,287   $ 11,208  $  7,760

       Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.............        1.97%(C)    2.22%     2.09%      2.75%     3.70%
         After Reimbursement of Expenses by Advisor..............        1.97%(C)    1.60%     1.60%      1.60%     1.60%

       Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.............       (0.56%)(C)  (0.82%)   (1.15%)    (0.90%)   (1.05%)
         After Reimbursement of Expenses by Advisor..............       (0.56%)(C)  (0.20%)   (0.66%)     0.25%     1.05%

       Portfolio Turnover........................................       96.62%(C)   78.79%    69.42%    136.36%    93.08%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(C) Annualized
The accompanying notes are an integral part of these financial statements.

 Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 10

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL-CAP VALUE FUND - CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          six months
                                                                            ended           year      year       year       year
                                                                           06/30/00         ended     ended      ended      ended
                                                                          (Unaudited)     12/31/99  12/31/98   12/31/97   12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
       Per Share Operating Performance:
       Net Asset Value, Beginning....................................      $  11.88       $  10.70  $  12.13   $  11.22  $   10.08

       Income from Investment Operations:
         Net Investment Income.......................................         (0.08)         (0.11)    (0.07)     (0.03)      0.07
         Net Realized and Unrealized Gain (Loss) on Investments......          1.24           1.29     (1.29)      2.32       1.14
                                                                           --------       --------  --------   --------  ---------
         Total from Investment Operations............................          1.16           1.18     (1.36)      2.29       1.21
                                                                           --------       --------  --------   --------  ---------

       Less Distributions:
         Dividends from Realized Gains...............................         -----          -----     (0.07)     (1.38)     -----
         Dividend from Net Investment Income.........................         -----          -----     -----      -----      (0.07)
                                                                           --------       --------  --------   --------  ---------
         Total Distribution..........................................         -----          -----     (0.07)     (1.38)     (0.07)
                                                                           --------       --------  --------   --------  ---------

       Net Asset Value at End of Period..............................      $  13.04       $  11.88  $  10.70   $  12.13  $   11.22
                                                                           ========       ========  ========   ========  =========
       Total Return (A) (B)..........................................          9.76%         11.03%   (11.18%)    20.50%     11.98%

       Ratios/Supplemental Data:
       Net Assets, End of Period (in 000s)...........................      $ 16,277       $ 14,351  $ 14,114   $ 11,389  $   3,929

       Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.................          2.69%(C)       2.72%     2.84%      3.41%      4.30%
         After Reimbursement of Expenses by Advisor..................          2.69%(C)       2.35%     2.35%      2.26%      2.20%

       Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.................         (1.28%)(C)     (1.34%)   (1.90%)    (1.56%)     1.65%
         After Reimbursement of Expenses by Advisor..................         (1.28%)(C)     (0.97%)   (1.41%)    (0.41%)     0.45%

       Portfolio Turnover............................................         96.62%(C)      78.79%    69.42%    136.36%     93.08%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(C) Annualized.
The accompanying notes are an integral part of these financial statements.

 Timothy Plan Small-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 11

                     [This page left intentionally blank.]

                               THE TIMOTHY PLAN
                           large/mid-cap value fund

  Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) -

SCHEDULE OF INVESTMENTS
As of June 30, 2000 (Unaudited)

COMMON STOCKS - 92.28%
---------------------------------------------------------------------------------------------------------
number of shares                                                                             market value
---------------------------------------------------------------------------------------------------------
                    AUTO PARTS & EQUIP - 8.30%
         3,600      Arvin Industries, Inc. .........................................        $      62,550
         4,500      Delphi Automotive Systems Corp. ................................               66,094
         2,500      Genuine Parts Co................................................               50,938
         4,000      TRW Corp........................................................              173,000
                                                                                                  -------
                                                                                                  352,582
                                                                                                  -------

                    BANKS - 4.97%
         1,200      Centura Banks, Inc..............................................               40,875
         2,500      Keycorp.........................................................               45,469
         3,000      National City Corp..............................................               51,562
         2,500      Washington Mutual Financial Services............................               73,281
                                                                                                  -------
                                                                                                  211,187
                                                                                                  -------

                    CHEMICALS - 10.91%
         3,800      Air Products & Chemicals Inc....................................              117,325
         2,500      E I Du Pont De Nemours & Co.....................................              109,375
         4,000      Hercules........................................................               56,750
         2,000      Praxair Inc.....................................................               75,000
         3,000      Rohm & Haas Company.............................................              105,187
                                                                                                  -------
                                                                                                  463,637
                                                                                                  -------

                    COMPONENTS - 2.85%
         3,500      Parker Hannifin Corporation.....................................              120,969
                                                                                                  -------

                    CONTAINERS - 1.76%
         5,000      Crown Cork & Seal Co Inc........................................               74,688
                                                                                                  -------

                    COSMETIC & TOILETRIES - 3.38%
         2,500      Kimberly Clark Corp.............................................              143,438
                                                                                                  -------

                    DRUGS MANUFACTURING - 1.43%
           800      Merck & Co......................................................               60,700
                                                                                                  -------

                    ELECTRONIC EQUIPMENT - 6.21%
         2,500      Emerson Electric Co.............................................              151,406
         3,000      Vishay Intertechnology, Inc.....................................              112,500
                                                                                                  -------
                                                                                                  263,906
                                                                                                  -------

                    FOOD & BEVERAGE - 8.78%
         1,800      Best Foods......................................................              124,650
         5,500      Conagra Inc.....................................................              104,844
         2,000      Heinz (H.J.) Co.  ..............................................               87,500
         3,000      Universal Foods Corp............................................               56,250
                                                                                                  -------
                                                                                                  373,244
                                                                                                  -------

                    INSURANCE - 4.47%
         2,000      American General Financial Group................................              124,125
         2,000      Everest Reinsurance Holdings Inc................................               65,750
                                                                                                  -------
                                                                                                  189,875
                                                                                                  -------

  Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) -
                                    page 14

SCHEDULE OF INVESTMENTS
As of June 30, 2000 (Unaudited)

COMMON STOCKS - 92.28% (Cont.)
---------------------------------------------------------------------------------------------------------
number of shares                                                                             market value
---------------------------------------------------------------------------------------------------------
                    MACHINERY, GENERAL INDUSTRIAL - 6.70%
         3,000      Ingersoll-Rand Company..........................................        $     121,125
         2,000      Kennametal Inc..................................................               42,875
         1,000      SPX Corp. ......................................................              121,000
                                                                                            -------------
                                                                                                  285,000
                                                                                            -------------

                    MEDICAL PRODUCTS - 3.11%
         3,000      Abbott Labs. ...................................................              132,375
                                                                                            -------------

                    METALS & MINING - 2.30%
         1,500      Rio Tinto Plc ADR...............................................               97,875
                                                                                            -------------

                    OIL AND GAS - 7.33%
         2,500      Anadarko Petroleum .............................................              123,906
         5,000      Conoco Inc .....................................................              110,938
         1,500      Phillips Petroleum..............................................               76,594
                                                                                            -------------
                                                                                                  311,438
                                                                                            -------------

                    PIPELINES - 3.96%
         3,300      El Paso Energy Corp.............................................              168,300
                                                                                            -------------

                    SEMICONDUCTOR - 8.30%
         3,000      Novellus Systems, Inc. .........................................              169,687
         2,500      Veeco Instruments...............................................              183,125
                                                                                            -------------
                                                                                                  352,812
                                                                                            -------------

                    RETAIL - 5.71%
         4,000      Longs Drugs Stores Corp ........................................               89,000
         7,000      Kroger Co.......................................................              153,562
                                                                                            -------------
                                                                                                  242,562
                                                                                            -------------

                    TRANSPORTATION - 1.81%
         3,300      CNF Energy Corp.................................................               76,931
                                                                                            -------------

                    Total Common Stocks (cost $3,861,162)...........................        $   3,921,519
                                                                                            -------------


                    SHORT-TERM INVESTMENTS - 9.07%
       385,691      Firstar Bank Treasury Fund (cost $385,691)......................              385,691
                                                                                            -------------


                    TOTAL INVESTMENTS - 101.35% (identified cost $4,246,853)........        $   4,307,210
                                                                                            -------------

                    LIABILITIES LESS OTHER ASSETS, NET - (1.35)% ...................              (57,668)
                                                                                            -------------

                    NET ASSETS - 100% ..............................................        $   4,249,542
                                                                                            =============

* Non-income producing securities.
The accompanying notes are an integral part of these financial statements.

  Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) -

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS
-----------------------------------------------------------------------------------------------------
                                                                                               amount
-----------------------------------------------------------------------------------------------------
     Investments, at Value (cost $4,246,853)..................................           $  4,307,210
     Receivables:
       Interest...............................................................                    919
       Dividends..............................................................                  5,927
       Fund Shares Sold.......................................................                208,168
     Due from Advisor.........................................................                 24,816
                                                                                            ---------
     Total Assets.............................................................           $  4,547,040
                                                                                            =========

LIABILITIES
-----------------------------------------------------------------------------------------------------
                                                                                               amount
-----------------------------------------------------------------------------------------------------

     Cash Overdraft...........................................................                 77,746
     Accrued Expenses.........................................................                 16,159
     Payables for Investments Purchased.......................................                156,242
     Payable for Fund Shares Redeemed.........................................                 41,441
     Other Payable............................................................                  5,910
                                                                                              -------
     Total Liabilities........................................................           $    297,498
                                                                                              =======

NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                                               amount
-----------------------------------------------------------------------------------------------------

     Class A Shares:
       Net Assets (unlimited shares of $0.001 par beneficial interest
       authorized; 278,521 shares outstanding)................................              2,652,032
       Net Asset Value and Redemption Price Per Class A Share
       ($2,652,032/278,521 shares)............................................                   9.52
       Offering Price Per Share ($9.52 x 1.055)...............................                  10.04
     Class B Shares:
       Net Assets (unlimited shares of $0.001 par beneficial interest
       authorized; 170,644 shares outstanding)................................              1,597,510
       Net Asset Value and Offering Price Per Class B Share
       ($1,597,510/170,644 shares)............................................                   9.36
       Redemption Price Per Share ($9.36 x 0.95)..............................                   8.89

     Net Assets...............................................................           $  4,249,542
                                                                                            =========

SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                                               amount
-----------------------------------------------------------------------------------------------------

     At June 30, 2000 Net Assets Consisted of:
       Paid-in Capital........................................................              4,190,320
       Net Unrealized Appreciation in Value of Investments....................                 60,357
       Accumulated Undistributed Net Investment Income........................                 14,038
       Accumulated Loss on Investments........................................                (15,173)
                                                                                            ---------
     Net Assets...............................................................           $  4,249,542
                                                                                            =========


The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) - page 16

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
                                                                                                  amount
--------------------------------------------------------------------------------------------------------
     Dividend.........................................................................      $     33,650
     Interest ........................................................................             6,424
                                                                                                  ------
     Total Investment Income..........................................................      $     40,074
                                                                                                  ======

EXPENSES
--------------------------------------------------------------------------------------------------------
                                                                                                  amount
--------------------------------------------------------------------------------------------------------

     Investment Advisory Fees [NOTE 3]................................................            11,731
     12b-1 Fees (Class A=$585, Class B=$841, Class C=$402) [NOTE 3]...................             6,131
     Service Fees (Class A=$115, Class B=$71, Class C=$21) [NOTE 3]...................             1,362
     Miscellaneous Expense ...........................................................             6,812
                                                                                                  ------
     Total Expenses...................................................................      $     26,036
                                                                                                  ======
     Net Investment Income............................................................      $     14,038
                                                                                                  ======

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                                  amount
--------------------------------------------------------------------------------------------------------

     Net Realized Loss on Investments.................................................              (542)
     Change in Unrealized Appreciation of Investments ................................            60,797
                                                                                                  ------
     Net Realized and Unrealized Gain on Investments..................................            60,255
                                                                                                  ======
     Increase in Net Assets Resulting from Operations ................................      $     74,293
                                                                                                  ======


The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) -

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 20, 2000 (Unaudited) and the Period Ended December 31, 1999 (A)

INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
                                                                            six months
                                                                              ended
                                                                           June 30, 2000     period ended
                                                                            (Unaudited)      Dec. 31, 1999(A)
--------------------------------------------------------------------------------------------------------------
       Operations:
       Net Investment Income..............................................  $      14,038    $       2,891
       Net Change in Unrealized Depreciation of Investments...............           (542)            (440)
       Net Realized Loss on Investments...................................         60,797          (11,165)
                                                                                ---------        ---------
       Decrease in Net Assets (resulting from operations).................         74,293           (8,714)
                                                                                ---------        ---------

       Distributions to Shareholders:
       Net Realized Gains
         Class A..........................................................          -----           (1,913)
         Class B..........................................................          -----           (1,196)
         Class C..........................................................          -----             (357)
       Net Income.........................................................
         Class A..........................................................          -----           (1,689)
         Class B..........................................................          -----           (1,056)
         Class C..........................................................          -----             (315)
                                                                                ---------        ---------
       Total Net Decrease.................................................          -----           (6,526
                                                                                                 ---------

       Capital Share Transactions:
       Proceeds from Shares Sold
         Class A..........................................................      1,818,704          885,073
         Class B..........................................................      1,103,276          531,293
         Class C..........................................................         14,996          160,444
       Dividend Reinvested
         Class A..........................................................          -----            3,566
         Class B..........................................................          -----            2,188
         Class C..........................................................          -----              668
       Cost of Shares Redeemed
         Class A..........................................................        (53,848)         (34,525)
         Class B..........................................................        (66,137)          (3,804)
         Class C..........................................................       (171,405)           -----
                                                                                ---------        ---------
       Increase in Net Assets (resulting from capital share
        transactions).....................................................      2,645,586        1,544,903
                                                                                ---------        ---------
       Total Increase in Net Assets.......................................      2,719,879        1,529,663
                                                                                =========        =========

       Net Assets:
       Beginning of Period................................................      1,529,663            -----
       End of Period......................................................  $   4,249,542    $   1,529,663
                                                                                =========        =========



(A) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
The accompanying notes are an integral part of these financial statements.


Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) -

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 20, 2000 (Unaudited) and the Period Ended December 31, 1999 (A)

INCREASE (DECREASE) IN NET ASSETS (cont.)
--------------------------------------------------------------------------------------------------------
                                                                    six months
                                                                       ended
                                                                   June 30, 2000      period ended
                                                                    (Unaudited)       Dec. 31, 1999(A)
--------------------------------------------------------------------------------------------------------
     Shares of Capital Stock of The Fund Sold and Redeemed:
     Shares Sold:
        Class A..................................................        196,866               90,654
        Class B..................................................        122,515               56,227
        Class C..................................................          1,864               16,260
     Shares Reinvested:
        Class A..................................................          -----                  375
        Class B..................................................          -----                  234
        Class C..................................................          -----                   71
     Shares Redeemed:
        Class A..................................................         (5,751)              (3,623)
        Class B..................................................         (7,928)                (404)
        Class C..................................................        (18,195)               -----
                                                                         -------              -------
     Net Increase in Number of Shares Outstanding ...............        289,371              159,794
                                                                         =======              =======


(A) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
The accompanying notes are an integral part of these financial statements.

  Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) -
                                    page 19

FINANCIAL HIGHLIGHTS

LARGE/MID-CAP VALUE FUND - CLASS A
-----------------------------------------------------------------------------------------------------------
                                                                     six months
                                                                        ended
                                                                      06/30/00       period ended
                                                                     (Unaudited)     12/31/99 (E)
-----------------------------------------------------------------------------------------------------------
       Per Share Operating Performance:
       Net Asset Value, Beginning ................................      $  9.68          $ 10.00

       Income from Investment Operations:
         Net Investment Income ...................................         0.06             0.02
         Net Realized and Unrealized Gain (Loss) on Investments...        (0.22)           (0.30)
                                                                        -------          -------
       Total from Investment Operations...........................        (0.16)           (0.28)
                                                                        -------          -------
       Less Distributions:
         Dividends from Realized Gains ...........................        -----            (0.02)
         Dividend from Net Investment Income......................        -----
                                                                        -------
         Total Distribution ......................................        -----            (0.04)
                                                                        -------          -------

       Net Asset Value At End of Period ..........................      $  9.52          $  9.68
                                                                        =======          =======

       Total Return (A)(B)(C).....................................        (1.65)%          (3.28)%

       Ratios/Supplemental Data:
       Net Assets, End of Period (000's)..........................      $ 2,652          $   846

       Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (D)..........         1.60%           4.69%
         After Reimbursement of Expenses by Advisor (D)...........         1.60%           1.60%

       Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (D)..........         1.32%          (2.34)%
         After Reimbursement of Expenses by Advisor (D)...........         1.32%           0.75%

       Portfolio Turnover ........................................         8.20%           8.02%


(A) For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(B) Total Return Calculation Does Not Reflect Sales Load.
(C) Total Return Calculation Does Not Reflect Redemption Fees.
(D) Annualized.
(E) For the Period July 14, 1999 (commencement of operations) to December 31, 1999.
The accompaying notes are an integral part of these financial statements.

  Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) -

FINANCIAL HIGHLIGHTS


LARGE/MID-CAP VALUE FUND - CLASS B
----------------------------------------------------------------------------------------------------
                                                                     six months
                                                                        ended
                                                                      06/30/00     period ended
                                                                     (Unaudited)   12/31/99 (E)
----------------------------------------------------------------------------------------------------
       Per Share Operating Performance:
       Net Asset Value, Beginning ................................      $  9.36       $ 10.00

       Income from Investment Operations:
         Net Investment Income ...................................         0.03          0.02
         Net Realized and Unrealized Gain (Loss) on Investments...        (0.03)        (0.62)
                                                                        -------       -------
         Total from Investment Operations.........................        (0.60)        (0.60)
                                                                        -------       -------

       Less Distributions:
         Dividends from Realized Gains ...........................        -----         (0.02)
         Dividend from Net Investment Income......................        -----         (0.02)
                                                                        -------       -------
         Total Distribution ......................................        -----         (0.04)
                                                                        -------       -------

       Net Asset Value At End of Period ..........................      $  9.36       $  9.36
                                                                        =======       =======

       Total Return (A)(B)(C).....................................         0.00%        (4.78)%

       Ratios/Supplemental Data:
       Net Assets, End of Period (000's)..........................      $ 1,598       $   525

       Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (D)..........         2.35%         5.87%
         After Reimbursement of Expenses by Advisor (D)...........         2.35%         2.35%

       Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (D)..........         0.59%        (2.34)%
         After Reimbursement of Expenses by Advisor (D)...........         0.59%         0.12%

       Portfolio Turnover ........................................         8.20%         8.02%


(A) For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(B) Total Return Calculation Does Not Reflect Sales Load.
(C) Total Return Calculation Does Not Reflect Redemption Fees.
(D) Annualized.
(E) For the Period July 14, 1999 (commencement of operations) to December 31, 1999.
The accompaying notes are an integral part of these financial statements.

  Timothy Plan Large/Mid-Cap Value Fund (June 30, 2000 Semi-Annual Report) -
                                    page 21

                     [This page left intentionally blank.]

                               THE TIMOTHY PLAN
                               fixed income fund


  Timothy Plan Fixed Income Fund (June 30, 2000 Semi-Annual Report) - page 23

SCHEDULE OF INVESTMENTS
As of June 30, 2000 (Unaudited)

BONDS - 95.84%
-----------------------------------------------------------------------------------------------------------
par value                                                                                     market value
-----------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS - 79.33%
$       10,000      Allegiance Corp. 7.30% 10/15/2006...............................          $     9,998
        25,000      Allied Signal, Inc. 6.02% 02/01/2008............................               23,263
        25,000      American General Finance 7.25% 05/15/2005.......................               24,613
        25,000      Boeing/Rockwell 6.625% 06/01/2005...............................               24,491
        25,000      Cooper Industries 6.70% 09/22/2005..............................               24,006
        25,000      CSX Transportation 7.33% 06/01/2005.............................               24,763
        20,000      Donaldson Lufkin Jenrette 5.875% 04/01/2002.....................               19,463
        25,000      DuPont E.I. Nemours 6.00% 03/06/2003............................               24,448
        25,000      Florida Power & Light 6.00% 06/01/2008..........................               22,695
        10,000      Household Finance 7.30% 07/30/2012..............................                9,279
        25,000      Lehman Brothers Holdings 6.625% 02/05/2006......................               23,214
        25,000      Mellon Financial Co. 6.00% 03/01/2004...........................               23,859
        30,000      National Rural Utilities 6.00% 01/15/2004 ......................               28,855
        25,000      Pennsylvania Power & Light 6.55% 03/01/2006.....................               23,912
        70,000      Pep Boys Manny Moe & Jack 7.00% 06/01/2005......................               47,027
        11,000      Public Service Electric and Gas 6.25% 01/01/2007................               10,327
        25,000      Southern Bell Telephone 6.00% 10/01/2004........................               24,032
        25,000      Travelers Property & Casualty Corp. 6.75% 11/15/06..............               23,873
        25,000      TRW, Inc. 6.25% 01/15/2010......................................               21,674
        25,000      Union Electric Co, 6.875% 08/01/2004............................               24,838
        25,000      US Leasing International 5.95% 10/15/2003 ......................               23,670
                                                                                                  -------
                                                                                                  482,300
                                                                                                  -------
                    MUNICIPAL BONDS - 12.10%
        25,000      Hydro-Quebec 7.375% 02/01/2003..................................               25,042
        25,000      Province of Manitoba 6.75% 03/01/2003...........................               24,846
        25,000      Texas State University 6.41% 03/15/2009.........................               23,675
                                                                                                  -------
                    Total Bonds (cost $73,563)......................................               73,563
                                                                                                  -------

                    SHORT-TERM INVESTMENTS - 4.40%
        26,775      Firstar Bank Treasury Fund......................................               26,775
                                                                                                  -------
                    Total Short-Term Investments (cost $26,775).....................               26,775
                                                                                                  -------

                    TOTAL INVESTMENTS - 95.84% (identified cost $606,612)...........          $   582,638
                                                                                                  -------

                    OTHER ASSETS AND LIABILITIES, NET - 4.16% ......................               25,310
                                                                                                  -------

                    NET ASSETS - 100% ..............................................          $   607,948
                                                                                                  =======

  Timothy Plan Fixed Income Fund (June 30, 2000 Semi-Annual Report) - page 24

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------
       Investments, at Value (Cost $606,612) .......................................      $       582,638
       Cash.........................................................................                  883
       Receivables:
         Interest...................................................................               10,915
         Fund Shares Sold...........................................................                9,208
       Due from Advisor ............................................................               13,074
       Other Assets.................................................................                4,453
                                                                                                  -------
       Total Assets ................................................................      $       621,171
                                                                                                  =======

LIABILITIES
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       Accrued Expenses.............................................................                4,876
       Income Distribution Payable..................................................                7,853
       Other Payable................................................................                  494
                                                                                                  -------
       Total Liabilities ...........................................................      $        13,223
                                                                                                  =======

NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       Class A Shares:
         Net Assets (Unlimited Shares of $.0001 Par Beneficial Interest Authorized;
             17,959 Shares Outstanding).............................................              171,319
         Net Asset Value and Redemption Price Per Share (171,319/17,959 Shares).....                 9.41
         Offering Price Per Share ($9.41/0.9575)....................................                 9.83
       Class B Shares:
         Net Assets (Unlimited Shares of $.0001 Par Beneficial Interest Authorized;
             24,808 Shares Outstanding).............................................              436,629

         Net Asset Value and Offering Price Per Share (436,629/45,985 Shares).......                 9.38
         Redemption Price Per Share ($9.38 x 0.95)..................................                 8.91
         Net Assets ................................................................      $       607,948
                                                                                                  =======
SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       At December 31, 1999, Net Assets Consisted of:
         Paid-in Capital ...........................................................              640,782
         Net Undistributed Investment Income .......................................                  440
         Net Unrealized Depreciation in Value of Investments .......................              (23,974)
         Accumulated Net Realized Loss on Investments ..............................               (9,300)
                                                                                                  -------
       Net Assets ..................................................................      $       607,948
                                                                                                  =======

The accompanying notes are an integral part of these financial statements.

  Timothy Plan Fixed Income Fund (June 30, 2000 Semi-Annual Report) - page 25

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------
       Interest ....................................................................      $        19,121
                                                                                                   ------
       Total Investment Income .....................................................      $        19,121
                                                                                                   ======

EXPENSES
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       Investment Advisory Fees [NOTE 3]............................................                1,566
       Transfer Agent Fees (Class A=$2,547, Class B=$5,032, Class C=$648)...........                8,227
       Administration Fees .........................................................                2,244
       12b-1 Fees (Class A=$205, Class B=$1,166, Class C=$178)......................                1,549
       Accounting Fees..............................................................               10,022
       Audit Fees...................................................................                  997
       Custodian Fees...............................................................                1,795
       Service Fees (Class B=$388, Class C=$60).....................................                  448
       Miscellaneous Expense .......................................................                1,305
                                                                                                  -------
       Total Expenses...............................................................      $        28,153
                                                                                                  =======
       Expenses Waived and Reimbursed by Advisor [NOTE 3]...........................              (23,269)
                                                                                                  -------
       Net Expenses ................................................................      $         4,884
                                                                                                  -------
       Net Investment Income........................................................      $        14,237
                                                                                                  =======

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       Net Realized Loss on Investments.............................................               (8,925)
       Change in Unrealized Depreciation of Investments ............................              (16,052)
                                                                                                  -------
       Net Realized and Unrealized Loss on Investments..............................              (24,977)
                                                                                                  =======
       Decrease in Net Assets Resulting from Operations ............................      $       (10,740)
                                                                                                  =======

The accompanying notes are an integral part of these financial statements.

  Timothy Plan Fixed Income Fund (June 30, 2000 Semi-Annual Report) - page 26

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 20, 2000 (Unaudited) and the Period Ended December 31, 1999 (A)

INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                       six months
                                                                        ended
                                                                     June 30, 2000      period ended
                                                                      (Unaudited)     Dec. 31, 1999 (A)
-------------------------------------------------------------------------------------------------------
       Operations:
       Net Investment Income .....................................   $    14,237         $    5,561
       Net Change in Unrealized Depreciation of Investments ......        (8,925)            (7,922)
       Net Realized Loss on Investments ..........................       (16,052)              (375)
                                                                         --------           -------
       Decrease in Net Assets (resulting from operations) ........       (10,740)            (2,736)
                                                                                            -------

       Distributions to Shareholders:
       Net Income.................................................
         Class A..................................................        (4,213)            (1,608)
         Class B..................................................        (9,042)            (3,093)
         Class C..................................................          (649)              (753)
                                                                           -----            -------
       Total Net Decrease.........................................       (13,904)            (5,454)
                                                                         -------            -------

       Capital Share Transactions:
       Proceeds from Shares Sold..................................
         Class A..................................................        95,933            203,065
         Class B..................................................       234,944            245,990
         Class C..................................................        20,586             58,476
       Dividend Reinvested........................................
         Class A..................................................         4,213              1,608
         Class B..................................................         8,978              3,093
         Class C..................................................           649                753
       Cost of Shares Redeemed....................................
         Class A..................................................       (44,590)           (78,042)
         Class B..................................................       (34,585)            (1,778)
         Class C..................................................       (78,511)           -------
                                                                         -------            -------
       Increase in Net Assets
        (resulting from capital share transactions)...............   $   207,617         $  433,165
                                                                         -------            -------
       Total Increase in Net Assets...............................   $   182,973         $  424,975
                                                                         =======            =======

       Net Assets:
       Beginning of Period .......................................       424,975              -----
                                                                         -------
       End of Period
        (Including Undistributed Net Investment Income of $440)...       607,948         $  424,975
                                                                         =======            =======

       Shares of Capital Stock of The Fund Sold and Redeemed:
       Shares Sold:
         Class A..................................................         9,761             20,270
         Class B..................................................        24,382             24,671
         Class C..................................................         2,151              5,850
       Shares Reinvested:
         Class A..................................................           444                163
         Class B..................................................           953                316
         Class C..................................................            68                 77
       Shares Redeemed:
         Class A..................................................        (4,647)            (7,783)
         Class B..................................................        (3,575)              (179)
         Class C..................................................        (8,147)             -----
                                                                         -------              -----
       Net Increase in Number of Shares Outstanding...............        21,390             43,385
                                                                         =======            =======

 Timothy Plan Fixed Income Fund (June 30, 2000 Semi-Annual Report) - page 27

FINANCIAL HIGHLIGHTS



FIXED INCOME FUND - CLASS A

-----------------------------------------------------------------------------------------------------------
                                                                     six months
                                                                        ended
                                                                      06/30/00      period ended
                                                                     (Unaudited)     12/31/99 (A)
-----------------------------------------------------------------------------------------------------------
       Per Share Operating Performance:
       Net Asset Value, Beginning ................................ $      9.81    $    10.00

       Income from Investment Operations:
         Net Investment Income ...................................        0.29          0.12
         Net Realized and Unrealized Gain (Loss) on Investments...       (0.45)        (0.18)
                                                                          ----          ----
         Total from Investment Operations.........................       (0.16)        (0.06)
                                                                          ----          ----

       Less Distributions:
         Dividend from Net Investment Income......................       (0.24)        (0.13)
                                                                          ----          ----
         Total Distribution ......................................       (0.24)        (0.13)
                                                                          ----          ----
       Net Asset Value At End of Period .......................... $      9.41    $     9.81
                                                                          ====          ====
       Total Return (B)(C)(D).....................................       (2.26)%       (0.42)%

       Ratios/Supplemental Data:
       Net Assets, End of Period (000's).......................... $       171    $      124

       Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (E)..........       10.62%        13.92%
         After Reimbursement of Expenses by Advisor (E)...........        1.35%         1.35%

       Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (E)..........       (3.21)%       (9.88)%
         After Reimbursement of Expenses by Advisor (E)...........        6.06%         2.70%

       Portfolio Turnover ........................................        8.20%        21.25%

(A) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(B)  For the Periods Of Less Than One Full Year, Total Returns Are Not
     Annualized.
(C)  Total Return Calculation Does Not Reflect Sales Load.
(D)  Total Return Calculation Does Not Reflect Redemption Fee.
(E)  Annualized.
The accompanying notes are an integral part of these financial statements.

  Timothy Plan Fixed Income Fund (June 30, 2000 Semi-Annual Report) - page 28

FINANCIAL HIGHLIGHTS



FIXED INCOME FUND - CLASS B

-----------------------------------------------------------------------------------------------------------
                                                                     six months
                                                                        ended
                                                                      06/30/00     period ended
                                                                     (Unaudited)    12/31/99 (A)
-----------------------------------------------------------------------------------------------------------
       Per Share Operating Performance:
       Net Asset Value, Beginning ................................ $      9.80    $    10.00

       Income from Investment Operations:
         Net Investment Income ...................................        0.24          0.15
         Net Realized and Unrealized Gain (Loss) on Investments...       (0.43)        (0.22)
                                                                          ----          ----
         Total from Investment Operations.........................       (0.19)        (0.07)
                                                                          ----          ----

       Less Distributions:
         Dividend from Net Investment Income......................       (0.23)        (0.13)
                                                                          ----          ----
         Total Distribution ......................................       (0.23)        (0.13)
                                                                          ----          ----
       Net Asset Value At End of Period .......................... $      9.38    $     9.80
                                                                          ====          ====
       Total Return (B)(C)(D).....................................       (2.27)%       (0.92)%

       Ratios/Supplemental Data:
       Net Assets, End of Period (000's).......................... $       437    $      243

       Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (E)..........       10.83%        14.73%
         After Reimbursement of Expenses by Advisor (E)...........        2.10%         2.10%

       Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (E)..........       (3.56)%       (2.20)%
         After Reimbursement of Expenses by Advisor (E)...........        5.16%        10.42%

       Portfolio Turnover ........................................        8.20%        21.25%


(A) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(B)  For Periods Of Less Than One Full Year, Total Returns Are Not
     Annualized.
(C)  Total Return Calculation Does Not Reflect Sales Load.
(D)  Total Return Calculation Does Not Reflect Redemption Fee.
(E)  Annualized.
The accompanying notes are an integral part of these financial statements.

  Timothy Plan Fixed Income Fund (June 30, 2000 Semi-Annual Report) - page 29

                     [This page left intentionally blank.]

                               THE TIMOTHY PLAN
                               money market fund


  Timothy Plan Money Market Fund (June 30, 2000 Semi-Annual Report) - page 31

SCHEDULE OF INVESTMENTS
As of June 30, 2000 (Unaudited)


SHORT-TERM INVESTMENTS - 99.26%

-----------------------------------------------------------------------------------------------------------
par value                                                                                     market value
-----------------------------------------------------------------------------------------------------------
                    CORPORATE NOTE - 8.97%
$      100,000      Citibank 5.97% 07/05/2000.......................................      $        99,935
                                                                                                   ------

                    FEDERAL HOME LOAN BANK - 70.87%
       100,000      FHLB Discount Note 5.77% 07/26/2000.............................               99,606
       100,000      FHLB Discount Note 5.91% 08/04/2000.............................               99,452
       100,000      FHLB Discount Note 5.87% 08/09/2000.............................               99,375
       100,000      FHLB Discount Note 6.06% 09/15/2000.............................               98,742
       100,000      FHLB Discount Note 6.45% 09/19/2000.............................               98,591
       100,000      FHLB Discount Note 6.52% 10/02/2000.............................               98,344
       100,000      FHLB Discount Note 6.31% 10/25/2000.............................               97,999
       100,000      FHLB Discount Note 6.47% 12/14/2000.............................               97,067
                                                                                                   ------
                                                                                                  789,176
                                                                                                  -------
                    COMMERCIAL PAPER - 8.77%
       100,000      Yorkshire Building 5.29% 11/06/2000.............................               97,614
                                                                                                   ------

                    MUNICIPAL - 8.74%
       100,000      La Metro Transit Authority 6.40% 12/01/2000.....................               97,255
                                                                                                   ------

                    SHORT-TERM INVESTMENTS - 1.91%
        21,277      Firstar Bank Treasury Fund......................................               21,277
                                                                                                   ------

                    TOTAL INVESTMENTS - 99.26% (identified cost $1,105,257).........      $     1,105,257
                                                                                                ---------

                    OTHER ASSETS AND LIABILITIES, NET - .74% .......................      $         8,255
                                                                                                    -----

                    NET ASSETS - 100% ..............................................      $     1,113,512
                                                                                                =========

The accompanying notes are an integral part of these financial statements.

  Timothy Plan Money Market Fund (June 30, 2000 Semi-Annual Report) - page 32

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS

-------------------------------------------------------------------------------------------------------------------
                                                                                                            amount
-------------------------------------------------------------------------------------------------------------------
       Investments, At Value (cost $1,105,257) .................................................  $     1,105,257
       Cash.....................................................................................           19,041
       Receivables:
         Interest...............................................................................              302
         Fund Shares Sold.......................................................................            8,667
       Due from Advisor ........................................................................            9,716
                                                                                                            -----
       Total Assets ............................................................................  $     1,142,983
                                                                                                        =========

LIABILITIES
-------------------------------------------------------------------------------------------------------------------
                                                                                                            amount
-------------------------------------------------------------------------------------------------------------------

       Income Distribution Payable .............................................................  $        17,710
       Payable for Fund Shares Redeemed.........................................................            6,154
       Accrued Expenses.........................................................................            5,607
                                                                                                            -----
       Total Liabilities .......................................................................  $        29,471
                                                                                                           ======

NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                                                            amount
-------------------------------------------------------------------------------------------------------------------

       Shares of Capital Stock Outstanding (par value .001, unlimited shares authorized)........        1,113,512
       Net Asset Value, Offering and Redemption Price Per Share (1,113,512/1,113,512 Shares)....             1.00
       Net Assets ..............................................................................  $     1,113,512
                                                                                                        =========

SOURCES OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                                                            amount
-------------------------------------------------------------------------------------------------------------------

       At December 31, 1999, Net Assets Consisted of:
       Paid-in Capital .........................................................................        1,113,512
                                                                                                        ---------
       Net Assets ..............................................................................  $     1,113,512
                                                                                                        =========

The accompanying notes are an integral part of these financial statements.

  Timothy Plan Money Market Fund (June 30, 2000 Semi-Annual Report) - page 33

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)


INVESTMENT INCOME

-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------
       Interest ....................................................................      $        28,498
                                                                                                   ------
       Total Investment Income .....................................................      $        28,498
                                                                                                   ======

EXPENSES

-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       Investment Advisory Fees [NOTE 3]............................................                2,953
       Administration Fees .........................................................                3,011
       Transfer Agent Fees..........................................................                4,973
       Accounting Fees..............................................................                5,967
       Custodian Fees...............................................................                1,479
       Miscellaneous Expense .......................................................                3,125
                                                                                                    -----
       Total Expenses...............................................................      $        21,508
                                                                                                   ======
       Expenses Waived and Reimbursement by Advisor [NOTE 3]........................              (17,314)
                                                                                                 --------
       Net Expenses ................................................................      $         4,194
                                                                                                    =====
       Net Investment Income........................................................      $        24,304
                                                                                                   ======

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                                                                                    amount
-----------------------------------------------------------------------------------------------------------

       Net Realized Gain on Investments.............................................      $            46
                                                                                                       --
       Increase in Net Assets Resulting from Operations ............................      $        24,350
                                                                                                   ======

The accompanying notes are an integral part of these financial statements.

  Timothy Plan Money Market Fund (June 30, 2000 Semi-Annual Report) - page 34

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 20, 2000 (Unaudited) and the Period Ended December 31, 1999 (A)

INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        six months
                                                                          ended
                                                                       June 30, 2000       period ended
                                                                        (Unaudited)      Dec. 31, 1999 (A)
-----------------------------------------------------------------------------------------------------------
       Operations:
       Net Investment Income.......................................    $      24,304        $     6,827
       Net Realized Gain...........................................               46              -----
                                                                                  --              -----
       Increase in Net Assets (resulting from operations)..........           24,350              6,827
                                                                              ------              -----
       Distributions to Shareholders:
       Net Income..................................................          (24,304)            (6,827)
                                                                            --------            -------
       Capital Share Transactions:
       Proceeds from Shares Sold...................................        1,016,149          1,049,384
       Dividend Reinvested.........................................            7,720              6,827
       Cost of Shares Redeemed.....................................         (670,587)          (296,027)
                                                                            --------           --------
       Increase in Net Assets (resulting from capital share
       transactions)...............................................          353,282            760,184
                                                                             -------            -------
       Total Increase in Net Assets................................          353,328            760,184
                                                                             =======            =======

       Net Assets:
       Beginning of Period.........................................          760,184                  0
       End of Period...............................................    $   1,113,512        $   760,184
                                                                           =========            =======

       Shares of Capital Stock of The Fund Sold and Redeemed:
       Shares Sold.................................................        1,016,149          1,049,384
       Shares Reinvested...........................................            7,720              6,827
       Shares Redeemed.............................................         (670,587)          (296,027)
       Net Increase in Number of Shares Outstanding................          353,282            760,184
                                                                             =======            =======







(A) For the Period July 9, 1999 (Commencement of Operations) to December 31,
    1999.
The accompanying notes are an integral part of these financial statements.

     Timothy Plan Money Market Fund (June 30, 2000 Semi-Annual Report) - page 35

FINANCIAL HIGHLIGHTS


MONEY MARKET FUND - CLASS A
--------------------------------------------------------------------------------

                                                                        six months
                                                                          ended
                                                                      June 30, 2000       period ended
                                                                       (Unaudited)      Dec. 31, 1999 (A)
-----------------------------------------------------------------------------------------------------------
       Per Share Operating Performance:
       Net Asset Value, Beginning ................................      $       1.00        $      1.00
       Income from Investment Operations:
       Net Investment Income .....................................              0.02               0.02
       Net Realized and Unrealized Gain (Loss) on Investments.....             -----              -----
       Total from Investment Operations...........................              0.02               0.02
                                                                               -----              -----

       Less Distributions:
       Dividend from Net Investment Income........................             (0.02)             (0.02)
                                                                              ------             ------
       Total Distribution.........................................             (0.02)             (0.02)
                                                                              ------              -----

       Net Asset Value At End of Period ..........................      $       1.00        $      1.00
                                                                                ====               ====

       Total Return (B)...........................................              3.04%              1.78%

       Ratios/Supplemental Data:
       Net Assets, End of Period (000's)..........................      $      1,114        $       760

       Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (C)..........              4.36%              5.75%
         After Reimbursement of Expenses by Advisor (C)...........              0.85%              0.85%

       Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor (C)..........              1.42%             (0.73)%
         After Reimbursement of Expenses by Advisor (C)...........              4.93%              4.17%






(A) For the Period July 9, 1999 (Commencement of Operations) to December 31,
    1999.
(B) Not Annualized
(C) Annulaized
The accompaying notes are an integral part of these financial statements.


     Timothy Plan Money Market Fund (July 30, 2000 Semi-Annual Report) - page 36

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------

       Note 1 - Significant Accounting Policies
       The Timothy Plan (the "Trust") is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of four series consisting of The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Fixed Income Fund and The Timothy Money Market Fund, ("the Funds").

       The Timothy Small-Cap Value Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

       The Timothy Large/Mid-Cap Value Fund's investment objective is long term capital growth. Its secondary objective is current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Large/Mid-Cap Value Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

       The Timothy Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, convertible stocks, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

       The Timothy Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

       A.   Security Valuation.
       Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

       B.   Investment Income and Securities Transactions.
       Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Small-Cap Value Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

       C.   Net Asset Value Per Share.
       Net assets per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the three Funds, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Fund and The Timothy Fixed Income Fund, based on expenses applicable to a particular class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)


TIMOTHY PLAN FAMILY OF FUNDS (cont.)
--------------------------------------------------------------------------------

     D.   Federal Income Taxes.
     It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Timothy Small-Cap Value Fund has a capital loss carryover available to offset future capital gains, if any, of approximately $3,300,000 of which $1,000,000 expires in 2006 and $2,300,000 expires in 2008. The Timothy Large/Mid-Cap Value Fund has approximately $14,600 in capital losses available to offset future gains which expire in 2008.

     E.   Use of Estimates.
     In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Note 2 - Purchases and Sales of Securities
     The following is a summary of purchases and sales of securities, other than short-term investments, for the period ended June 30, 2000:

     -------------------------------------------------------------------------
         funds                             purchases                  sales
     -------------------------------------------------------------------------
         Small-Cap Value Fund              $11,462,065             $13,542,188
         Large/Mid-Cap Value Fund           $3,168,253                $706,901
         Fixed Income Fund                    $680,916                 $43,601

     Note 3 - Investment Management Fee and Other Transactions with Affiliates Timothy Partners, LTD., ("TPL") is the investment advisor for the Funds pursuant to an investment advisory agreement (the "Agreement") effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Small-Cap Value and The Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Fixed Income and Money Market Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.35% with respect to Class A, 2.10%, with respect to Classes B and C, of the Fund's average daily net assets for the Fixed Income Fund; 0.85% with regards to the Money Market Fund. For the period ended June 30, 2000, TPL reimbursed the Funds as follows:

     ---------------------------------------------------------------------------
         funds                                                  reimbursements
     ---------------------------------------------------------------------------

         Fixed Income Fund                                           $23,269
         Money Market Fund                                           $17,314

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)


TIMOTHY PLAN FAMILY OF FUNDS (cont.)
--------------------------------------------------------------------------------

       The Timothy Small-Cap Value, The Timothy Large/Mid-Cap Value and The Timothy Fixed Income Funds have adopted shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will reimburse TPL or others for expenses actually incurred in the promotion of distribution of shares. Under the Class A Plan, the Funds will reimburse TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and Class C Plans, the Fund will reimburse TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the period ended June 30, 2000, the Funds reimbursed TPL $76,508, $6,131 and $1,549, respectively, for distribution costs incurred.

       Note 4 - Unrealized Appreciation (Depreciation)

       At June 30, 2000, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:


       --------------------------------------------------------------------------------------------
       funds                           cost        appreciation     depreciation   net app. (dep.)
       --------------------------------------------------------------------------------------------
       Small-Cap Value Fund         $26,753,250      $6,269,643    ($2,214,981)       $4,054,662
       Large/Mid-Cap Value Fund       4,246,853         388,723        (328,366          60,357)
       Fixed Income Fund                606,612           1,116        (25,090)         (23,974)

                                   [PICTURE]


                             THE TIMOTHY PLAN(R)

                               Family of Funds
                              SEMI-ANNUAL REPORT
                           June 30, 2000 (Unaudited)




THE TIMOTHY PLAN
1304 West Fairbanks Avenue
Winter Park, FL 32789

BOARD OF TRUSTEES
Arthur D. Ally
Joseph E. Boatwright
W. Thomas Fyler, Jr.
Wesley W. Pennington
Jock M. Sneddon

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

DISTRIBUTOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

TRANSFER AGENT
Unified Fund Services, Inc.
431 N Pennsylvania Street
Indianapolis, IN 46204

AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, PA 19103

LEGAL COUNSEL
The Law Offices of David D. Jones, P.C.
Suite 180, Box 303
The Woodlands, TX 77381

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at:
www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.